Note 13 - Convertible Notes Payable (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Text Block [Abstract]
Interest Payable, Current	$ 5,216		$ 23,700	$ 6,210
Debt discount expense	209,453	$ 92,500	612,679	85,250
Convertible notes payable, net of discount of $87,908 and $122,084, respectively	218,945		353,740	152,966
Loss on issuance of convertible debt	$ (2,040,371)	$ (10,772)	$ (1,214,985)	$ (152,966)